Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Description of Business and Organization [Abstract]
Schedule of Consolidated Assets and Liabilities Information

The following consolidated assets and liabilities information of the Group’s VIEs as of December 31, 2024 and 2025, and consolidated revenues, net loss and cash flow information for the years ended December 31, 2023, 2024 and 2025, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS

CURRENT ASSETS
Cash	1,537	1,224	175
Accounts receivable, net	730	945	135
Intercompany receivable from parent company*	5,394	5,394	771
Intercompany receivable from subsidiaries*	10,898	11,527	1,648
Prepayments and other current assets	23,190	23,685	3,387
Inventory	27	2,301	329
Total current assets	41,776	45,076	6,445

Property and equipment, net	1,021	276	39
Operating lease right-of-use assets	6,450	2,078	297
Other non-current assets	2,782	2,150	307
Total non-current assets	10,253	4,504	643
Total assets	52,029	49,580	7,088

LIABILITIES

CURRENT LIABILITIES
Accounts payable	4,077	4,987	713
Contract liabilities, current	87,989	75,718	10,828
Short-term borrowings	5,000	10,375	1,484
Shareholder loans, at amortized cost	35,000	35,000	5,005
Intercompany payable to parent company**	50,884	50,884	7,276
Intercompany payable to WFOE**	75,840	98,644	14,105
Intercompany payable to subsidiaries**	28,900	28,196	4,032
Accrued expenses and other current liabilities	46,172	45,379	6,489
Operating lease liabilities, current	3,614	1,414	202
Total current liabilities	337,476	350,597	50,134

Contract liabilities, non-current	12,223	13,104	1,874
Operating lease liabilities, non-current	2,458	—	—
Total non-current liabilities	14,681	13,104	1,874
Total liabilities	352,157	363,701	52,008
[1],[2]
Schedule of Consolidated Revenues, Net Loss and Cash Flow Information [Table Text Block]
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	187,082	160,176	140,318	20,065
Net (income) loss	(32,223)	7,170	(13,837)	(1,978)
Net cash provided by (used in) operating activities	1,003	6,706	(5,571)	(797)
Net cash (used in) provided by investing activities	(1,160)	500	(117)	(17)
Net cash (used in) provided by financing activities	(2,026)	(8,900)	5,375	769
Net decrease in cash and cash equivalents	(2,183)	(1,694)	(313)	(45)
Cash and cash equivalents at the beginning of the year	5,414	3,231	1,537	220
Cash and cash equivalents at the end of the year	3,231	1,537	1,224	175

[1]	Intercompany payable to parent company, Intercompany payable to WFOE and Intercompany payable to subsidiaries amounts are eliminated upon consolidation.
[2]	Intercompany receivable to parent company and Intercompany receivable from subsidiaries amounts are eliminated upon consolidation.